WARRANTS (Details) (Warrants [Member], USD $)	12 Months Ended
Feb. 28, 2015
Warrants [Member]
Warrants Outstanding
Outstanding at Beginning of Period	8,707,726
Issued	5,561,371
Outstanding at End of Period	8,707,726
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.19
Issued	$ 1.16
Outstanding at End of Period	$ 1.19
Average Intrensic Value
Outstanding at Beginning of Period	$ 72,250
Issued
Outstanding at End of Period	$ 72,250
Weighted Average Remaining Contractual Term
Outstanding at End of Period	3 years 3 months 29 days